Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Share capital [member]	Additional paid-in capital [member]	Share-based compensation reserve [member]	Legal reserve [member]	Retained earnings reserve [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]	Total
Balances at beginning at Dec. 31, 2017	R$ 66,485	R$ (63,588)		R$ 2,905	R$ 40,309		R$ 46,111	R$ 651	R$ 46,762
Changes in equity [Roll forward]
Net income						86,353	86,353	8,381	94,734
Total comprehensive income						86,353	86,353	8,381	94,734
Capital increase with cash	156,304						156,304		156,304
Capital increase with reserve	80,541				(40,312)	(40,229)
Capital increase with contribution of IPTAN and IESVAP	11,670	188,602					200,272		200,272
Dividends declared						10,781	10,781		10,781
Share-based compensation			2,161				2,161		2,161
Legal reserve				4,318		(4,318)
Dividends declared to non-controlling interests								(5,845)	(5,845)
Non controling interest arising on business combination								85,185	85,185
Earning retention					52,587	(52,587)
Balances at ending at Dec. 31, 2018	315,000	125,014	2,161	7,223	52,584		501,982	88,372	590,354
Changes in equity [Roll forward]
Net income						153,916	153,916	18,846	172,762
Total comprehensive income						153,916	153,916	18,846	172,762
Capital increase with cash	150,000						150,000		150,000
Capital increase from shares contribution of shareholders	48,768	36,358					85,126	(44,774)	40,352
Capital increase from the corporate reorganization	122,062	137,051					259,113		259,113
Dividends declared						(38,000)	(38,000)	(13,812)	(51,812)
Share-based compensation	1	17,627	18,114				35,742		35,742
Allocation to additional paid-in capital		33,001			(33,001)
Dividends cancelled					4,107		4,107		4,107
Corporate reorganization	(635,830)	668,904	(2,161)	(7,223)	(23,690)
Issuance of common shares in follow-on public offering	16	992,762					992,778		992,778
Share issuance cost		(79,670)					(79,670)		(79,670)
Balances at ending at Dec. 31, 2019	17	1,931,047	18,114			115,916	2,065,094	48,632	2,113,726
Changes in equity [Roll forward]
Net income						292,075	292,075	15,912	307,987
Total comprehensive income						292,075	292,075	15,912	307,987
Capital increase from shares contribution of shareholders		17,531					17,531		17,531
Dividends declared								(12,984)	(12,984)
Share-based compensation		5,444	32,610				38,054		38,054
Issuance of common shares in follow-on public offering		389,170					389,170		389,170
Share issuance cost		(19,704)					(19,704)		(19,704)
Balances at ending at Dec. 31, 2020	R$ 17	R$ 2,323,488	R$ 50,724			R$ 407,991	R$ 2,782,220	R$ 51,560	R$ 2,833,780